Note 21 - Share-based Compensation Plans (Details Textual) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2020 CAD ($) shares $ / shares	Mar. 31, 2019 CAD ($) shares $ / shares	Mar. 31, 2020	Mar. 31, 2020 $ / shares	Mar. 31, 2019	Mar. 31, 2018 shares
Statement Line Items [Line Items]
Maximum number of options available for grant (in shares) | shares	11,300,000
Number of options available for grant remaining (in shares) | shares	814,166
Number of share options outstanding in share-based payment arrangement at end of period			500,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period (in CAD per share) | $ / shares				$ 7.88
Number of share options granted in share-based payment arrangement	0
Expense from share-based payment transactions with employees | $	$ 12,250	$ 5,916
Restricted share grants [member]
Statement Line Items [Line Items]
Number of other equity instruments available for grant in a share-based payment arrangement			1,071,162		2,717,774	3,004,624
Number of other equity instruments outstanding in share-based payment arrangement at end of period			1,492,756		1,473,989
Number of common shares issued on vesting of one unit of other equity instrument (in shares) | shares	1
Number of other equity instruments granted in share-based payment arrangement	2,305,128	788,211
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in CAD per share) | $ / shares	$ 4.66	$ 5
Expense from share-based payment transactions with employees | $	$ 6,800	$ 1,800
Restricted share grants [member] | Senior management [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement	40,000
Performance bonus grants [member]
Statement Line Items [Line Items]
Number of other equity instruments available for grant in a share-based payment arrangement	1,479,699	2,182,302	1,479,699		2,182,302	2,270,480
Number of other equity instruments outstanding in share-based payment arrangement at end of period			762,595		385,214
Number of other equity instruments granted in share-based payment arrangement	1,097,300	331,196
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in CAD per share) | $ / shares	$ 4.75	$ 5.01
Expense from share-based payment transactions with employees | $	$ 5,300	$ 3,900
Number of performance payments	3
Percentage payout of performance payments	33.00%
Deferred share grants [member]
Statement Line Items [Line Items]
Number of other equity instruments available for grant in a share-based payment arrangement	82,727		82,727			69,481
Number of other equity instruments outstanding in share-based payment arrangement at end of period			203,028		184,430
Vesting period, other equity instruments granted	3
Number of other equity instruments granted in share-based payment arrangement	80,150	69,481
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in CAD per share) | $ / shares	$ 1.78	$ 4.48
Expense from share-based payment transactions with employees | $	$ 100	$ 200
Annual deferred share grants compensation percentage	15.00%
Bottom of range [member]
Statement Line Items [Line Items]
Vesting period, share options granted	3
Option life, share options granted	5
Bottom of range [member] | Restricted share grants [member]
Statement Line Items [Line Items]
Vesting period, other equity instruments granted	1
Top of range [member]
Statement Line Items [Line Items]
Vesting period, share options granted	5
Option life, share options granted	10
Top of range [member] | Restricted share grants [member]
Statement Line Items [Line Items]
Vesting period, other equity instruments granted	5
Instrument life, other equity instruments granted	10
Top of range [member] | Performance bonus grants [member]
Statement Line Items [Line Items]
Instrument life, other equity instruments granted	3
Top of range [member] | Deferred share grants [member]
Statement Line Items [Line Items]
Instrument life, other equity instruments granted	10